Non-Current Financial Asset - Schedule of Reconciliation of Non-Current Financial Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Financial Asset [Abstract]
Begining balance	$ 600,000
Addition		600,000
Ending balance	544,000	600,000
Unrealized changes in fair value	$ (56,000)